SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2017
SHARE-BASED COMPENSATION
Schedule of share-based compensation expense recognized

	Six-month Period Ended June 30,
	2016	2017
Hotel operating costs	5,998	9,174
Selling and marketing expenses	515	658
General and administrative expenses	24,582	21,988

Total	31,095	31,820

Schedule of the granted restricted stock

	Six-month Period Ended June 30,
	2016		2017
	Number of Restricted Stocks	Weighted Average Grant Date Fair Value	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$		US$
Restricted stocks	1,176,834	6.50	214,099	15.26